UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments
(Unaudited)

As of September 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 92.14%

Communication Services - 7.66%
*	Alphabet, Inc.	242	$288,820
*	Facebook, Inc.	1,688	277,608
			566,428
Consumer Discretionary - 13.03%
*	Amazon.com, Inc.	155	310,465
	Lowe's Cos., Inc.	2,934	336,882
*	Norwegian Cruise Line Holdings Ltd.	5,496	315,635
			962,982
Financials - 14.22%
	Comerica, Inc.	2,932	264,466
	E*TRADE Financial Corp.	4,754	249,062
	Morgan Stanley	6,009	279,839
	TD Ameritrade Holding Corp.	4,882	257,916
			1,051,283
Healthcare - 12.90%
*	Alexion Pharmaceuticals, Inc.	2,491	346,274
*	Celgene Corp.	3,212	287,442
*	Vertex Pharmaceuticals, Inc.	1,659	319,756
			953,472
Industrials - 12.48%
	Caterpillar, Inc.	2,067	315,197
	Huntington Ingalls Industries, Inc.	1,171	299,870
	The Boeing Co.	828	307,933
			923,000
Information Technology - 31.85%
	Apple, Inc.	1,340	302,492
	Applied Materials, Inc.	6,689	258,530
	ASML Holding NV	1,462	274,885
*	Autodesk, Inc.	2,193	342,349
	Broadcom, Inc.	1,396	344,435
*	Micron Technology, Inc.	6,160	278,617
*	ON Semiconductor Corp.	14,326	264,028
	Skyworks Solutions, Inc.	3,187	289,093
			2,354,429

	Total Common Stocks (Cost $6,324,151)		6,811,594

FOREIGN EQUITIES - 7.44%

Communication Services - 3.59%
	Tencent Holdings Ltd.	6,506	265,705
			265,705
Financials - 3.85%
	Lazard Ltd.	5,909	284,400
			284,400

	Total Foreign Equities (Cost $609,456)		550,105
			(Continued)

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018
				Value (Note 1)

Total Value of Investments (Cost $6,933,607) - 99.58%				$7,361,699

Other Assets Less Liabilities - 0.42%				30,718

	Net Assets - 100%			$7,392,417

*	Non-income producing security

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$891,863
	Aggregate gross unrealized depreciation			(463,771)

	Net unrealized appreciation			$428,092

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Communication Services	7.66%	$566,428
	Consumer Discretionary	13.03%	962,982
	Financials	14.22%	1,051,283
	Healthcare	12.90%	953,472
	Industrials	12.49%	923,000
	Information Technology	31.85%	2,354,429
	Foreign Equities	7.44%	550,105
	Other Assets Less Liabilities	0.42%	30,718
	Total	100.00%	$7,392,417

				(Continued)

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,811,594	$6,811,594	$-	$-
Foreign Equities	550,105	550,105	-	-
Total Assets	$7,361,699	$7,361,699	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series
/s/ Katherine M. Honey
Date: November 28, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 28, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: November 28, 2018	Ashley E. Harris Treasurer and Principal Financial Officer